Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure [Line Items]
Right to use assets, net	$ 310,361	$ 0
Lease liability	321,004	0
Less: current portion	(8,905)	0
Lease liability, non-current	312,099	0
Building [Member]
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure [Line Items]
Right to use assets, net	310,361	0
Lease liability	$ 321,004	$ 0